S000004423 [Member] Investment Risks - Ultra-Small Company Fund	Jun. 30, 2025
Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Sector Risk—Companies with similar characteristics may be grouped together in broad categories called sectors. A certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of the Fund’s portfolio holdings to a particular sector, the Fund’s performance will be more susceptible to any economic, business, or other developments which generally affect that sector.

Management and Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Management and Operational Risk—The Adviser uses statistical analyses and models to select investments for the Fund. Any imperfections, errors, or limitations in the models or analyses and therefore any decisions made in reliance on such models or analyses could expose the Fund to potential risks. In addition, the models used by the Adviser assume that certain historical statistical relationships will continue. These models are constructed based on historical data supplied by third parties and, as a result, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.

Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities Risk—Investments in foreign securities can be more volatile than investments in US securities. Foreign securities can be adversely affected by political, economic and market developments abroad that may not necessarily affect the US economy or companies located in the United States.

Environmental Social and Governance Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Environmental, Social, and Governance Investing Risk—The Fund’s incorporation of ESG considerations in its investment strategy may cause it to make different investments than a fund that has a similar investment style but does not incorporate such considerations in its strategy. As with the use of any considerations involved in investment decisions, there is no guarantee that the ESG investment considerations used by the Fund will result in the selection of issuers that will outperform other issuers or help reduce risk in the Fund. The Fund may underperform funds that do not incorporate these considerations.

Ultra Small Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Ultra-Small Company Risk—The market prices of ultra-small company shares typically exhibit greater volatility than small-company shares, and even micro-cap company shares and much greater volatility than large-company shares. Therefore, shareholders of this Fund are exposed to higher risk and could lose money.

Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk—The Fund is also subject to the risk that ultra-small company stocks will underperform other kinds of investments for a period of time. This may be due to numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Therefore, shareholders of this Fund are exposed to higher risk and could lose money.